Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Goodwill and other intangible assets	Goodwill and other intangible assets
Movements in goodwill comprise:

(€ million)	Goodwill
Balance at January 1, 2020	44,519
Acquisitions during the period	1,843
Other movements during the period(a)	(75)
Currency translation differences	(1,923)
Balance at December 31, 2020	44,364
Acquisitions during the period	2,179
Other movements during the period(a)	(89)
Currency translation differences	1,602
Balance at December 31, 2021	48,056
Acquisitions during the period	609
Other movements during the period(a)	(258)
Currency translation differences	1,485
Balance at December 31, 2022	49,892
(a) This line mainly comprises the amount of goodwill allocated to divested operations in accordance with paragraph 86 of IAS 36, and in 2022 the sale of EUROAPI (see note D.1.).

Acquisition of Amunix Pharmaceuticals, Inc. (2022)
The final purchase price allocation for Amunix Pharmaceuticals, Inc. resulted in the recognition of intangible assets (other than goodwill) of €493 million as of the acquisition date (February 8, 2022), and of goodwill provisionally measured at €609 million as of the acquisition date (see Note D.1.).
Acquisition of Translate Bio (2021)
The final purchase price allocation for Translate Bio resulted in the recognition of intangible assets (other than goodwill) of €396 million as of the acquisition date (September 14, 2021), and of goodwill measured at €2,118 million as of the acquisition date (see Note D.2.1.).
Acquisition of Principia (2020)
The final purchase price allocation for Principia resulted in the recognition of intangible assets (other than goodwill) of €2,534 million as of the acquisition date (September 28, 2020), and of goodwill measured at €912 million as of the acquisition date (see Note D.2.2.).
Acquisition of Synthorx (2020)
The final purchase price allocation for Synthorx resulted in the recognition of intangible assets (other than goodwill) totaling €1,549 million as of the acquisition date (January 23, 2020), and of goodwill measured at €930 million as of the acquisition date (see Note D.2.2.).
Movements in other intangible assets comprise:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2020(a)	5,730	63,953	1,613	71,296
Changes in scope of consolidation	3,951	132	—	4,083
Acquisitions and other increases(a)	654	58	106	818
Disposals and other decreases	(44)	(243)	(46)	(333)
Currency translation differences(a)	(593)	(2,926)	(38)	(3,557)
Transfers(b)	(98)	100	(2)	—
Gross value at December 31, 2020(a)	9,600	61,074	1,633	72,307
Changes in scope of consolidation(c)	1,805	1,821	—	3,626
Acquisitions and other increases	339	159	118	616
Disposals and other decreases	(313)	(173)	(16)	(502)
Currency translation differences	560	2,234	24	2,818
Transfers(b)	(784)	791	(7)	—
Gross value at December 31, 2021	11,207	65,906	1,752	78,865
Changes in scope of consolidation(c)	—	499	(35)	464
Acquisitions and other increases	277	195	99	571
Disposals and other decreases	(72)	(423)	(48)	(543)
Currency translation differences	518	1,994	21	2,533
Transfers(b)	(1,576)	1,408	(6)	(174)
Gross value at December 31, 2022	10,354	69,579	1,783	81,716
Accumulated amortization & impairment at January 1, 2020(a)	(3,396)	(50,314)	(1,077)	(54,787)
Amortization expense(a)	—	(1,707)	(112)	(1,819)
Impairment losses, net of reversals(d)	(328)	(2)	—	(330)
Disposals and other decreases	44	232	45	321
Currency translation differences	158	2,460	31	2,649
Transfers(b)	14	(14)	—	—
Accumulated amortization & impairment at December 31, 2020(a)	(3,508)	(49,345)	(1,113)	(53,966)
Amortization expense	—	(1,621)	(119)	(1,740)
Impairment losses, net of reversals(d)	(150)	(42)	—	(192)
Disposals and other decreases	313	133	16	462
Currency translation differences	(132)	(1,869)	(21)	(2,022)
Accumulated amortization & impairment at December 31, 2021	(3,477)	(52,744)	(1,237)	(57,458)
Changes in scope of consolidation	—	—	11	11
Amortization expense (e)	—	(2,099)	(97)	(2,196)
Impairment losses, net of reversals(d)	(1,107)	1,561	—	454
Disposals and other decreases	75	411	39	525
Currency translation differences	(7)	(1,567)	(17)	(1,591)
Transfers(a)	388	(214)	5	179
Accumulated amortization & impairment at December 31, 2022	(4,128)	(54,652)	(1,296)	(60,076)
Carrying amount at December 31, 2020	6,092	11,729	520	18,341
Carrying amount at December 31, 2021	7,730	13,162	515	21,407
Carrying amount at December 31, 2022	6,226	14,927	487	21,640
(a) Includes the impact of the IFRIC agenda decision of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement (see Note A.2.1.).
(b) The “Transfers” line mainly comprises (i) acquired R&D that came into commercial use during the period and (ii) reclassifications of assets as held for sale or exchange.
(c) The “Changes in scope of consolidation” line corresponds to the fair value of intangible assets recognized in connection with acquisitions made during the period (see Notes D.1. and D.2.).
(d) See Note D.5.
(e) The amendment to the terms of the IO License and Collaboration Agreement resulted in the recognition of an amortization charge of €226 million (see Note C.1.).
“Products, trademarks and other rights” mainly comprise:
•“marketed products”, with a carrying amount of €12.7 billion as of December 31, 2022 (versus €11.7 billion as of December 31, 2021 and €11.4 billion as of December 31, 2020) and a weighted average amortization period of approximately 10 years; and
•“technological platforms”, with a carrying amount of €2.2 billion as of December 31, 2022 (versus €1.2 billion as of December 31, 2021 and €0.2 billion as of December 31, 2020) and a weighted average amortization period of approximately 18 years.
The table below provides information about the principal “marketed products”, which were recognized in connection with major acquisitions made by Sanofi and represented 92% of the carrying amount of that item as of December 31, 2022:

(€ million)	Gross value	Accumulated amortization & impairment	Carrying amount at December 31, 2022	Amortization period (years)(a)	Residual amortization period (years)(b)	Carrying amount at December 31, 2021	Carrying amount at December 31, 2020
Genzyme	10,490	(9,869)	621	10	2	1,032	1,485
Boehringer Ingelheim Consumer Healthcare	3,633	(1,596)	2,037	17	12	2,213	2,489
Aventis	34,684	(34,626)	58	9	10	73	110
Chattem	1,360	(786)	574	23	11	593	602
Protein Sciences	857	(359)	498	13	8	532	554
Ablynx	1,966	(609)	1,357	14	10	1,494	1,861
Bioverativ	7,955	(3,119)	4,836	13	9	3,065	3,240
Kadmon	1,882	(180)	1,702	12	11	1,750	—
Total: principal marketed products	62,827	(51,144)	11,683			10,752	10,341
(a) Weighted averages. The amortization periods for these products vary between 1 and 25 years.
(b) Weighted averages.

Acquisitions of other intangible assets (excluding software) during 2022 amounted to €472 million. The main items were upfront and milestone payments within the Specialty Care GBU.
The principal intangible assets brought into service during 2022 were:
•Enjaymo® (sutimlimab-jome), a treatment for cold agglutinin disease (gross value €854 million net of impairment of €363 million), with effect from the date of marketing approval (February 2022); and
•technology platforms (€525 million).
The main asset brought into service during 2021 was the Translate Bio mRNA technology platform.
During 2020, some of the acquired research and development came into commercial use, and started being amortized from the date of marketing approval; the main items involved were Sarclisa®, indicated for the treatment of relapsed refractory multiple myeloma, and the meningococcal vaccine MenQuadfi®.
Amortization of other intangible assets is recognized in the income statement within the line item Amortization of intangible assets, except for amortization of software and other rights of an industrial or operational nature which is recognized in the relevant classification of expense by function. An analysis of amortization of software is shown in the table below:

(€ million)	2022	2021	2020	(a)
Cost of sales	10	18	19
Research and development expenses	1	3	2
Selling and general expenses	82	98	87
Other operating expenses	4	—	4
Total	97	119	112
(a) Includes the impact of the IFRIC agenda decision of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement (see Note A.2.1.).